Loss per share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Loss per share	Loss per share
Basic loss per share is computed by dividing loss for the year by the weighted average number of ordinary shares outstanding during the period.
Diluted loss per share is computed by adjusting the calculation of basic loss per share for the effects of dilutive potential ordinary shares from financial instruments that may be converted or exercised into ordinary shares of the Group. For the years ended 31 December 2024, 2023, and 2022, 31,432,382, 86,745,377 and 148,857,998, respectively, potential ordinary shares pursuant to the RSUs, Senior Bond Warrants, Aztiq Convertible Bond, 2022 Convertible Bonds, OACB Warrants, Predecessor Earn Out Shares, and OACB Earn Out Shares (as defined and discussed in Notes 21 and 27) were excluded in the calculation of diluted loss per share, since the effect of doing so would result in a reduction of loss per share and thus be antidilutive.
The calculation of basic and diluted loss per share for the years ended 31 December 2024, 2023, and 2022 is as follows (in thousands, except for share and per share amounts):

	2024	2023	2022
Earnings
Loss for the year	(231,864)	(551,731)	(513,580)
Number of shares
Weighted average number of ordinary shares outstanding	267,924,570	227,256,469	197,721,710
Basic and diluted loss per share	(0.87)	(2.43)	(2.60)